Investment Objectives and Goals	Jul. 16, 2026
U.S. SMALL CAP PORTFOLIO
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Small Cap Portfolio
U.S. Targeted Value Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Targeted Value Portfolio